Joint arrangements and associates - Schedule of Joint Venture and Other Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 01, 2025
Disclosure of associates [line items]
Net investment beginning balance	$ 2,471	$ 2,508
Net income/(loss) from equity accounted investments	18	49	$ (1)
Impairment	(2)	(6)
Acquisitions and increase in capital	5,977	573
Dividend and other distributions	(269)	(152)
Other comprehensive income/(loss)	270	(109)
Divestments, derecognition and decrease in paid in capital	(19)	(391)
Other	57	0
Net investment ending balance	8,504	2,471	$ 2,508
Adura
Disclosure of joint ventures [line items]
Investments in joint ventures accounted for using equity method	$ 5,574	$ 0		$ 5,574